Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 10,279	$ 13,630	$ 14,819
Amortization of debt issuance costs	757	738	1,173
Amortization of debt issuance costs (shares issued to third party - non-cash)	350	402	0
Fair value measurement of units issued to former related party	596	0	0
Other	360	446	423
Total	12,342	15,216	16,415
Interest and Finance Costs - Related Party [Abstract]
Amortization of subordinated debt issuance costs	0	240	7
Convertible notes amortization of debt discount (non-cash)	5,518	3,713	4,339
Amortization of debt issuance costs (shares issued to Jelco - non-cash)	201	3,505	0
Restructuring expenses	1,015	0	0
Total	11,083	8,629	8,881
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest on subordinated debt	1,924	420	1,724
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest on subordinated debt	$ 2,425	$ 751	$ 2,811